Consolidated Statements of Change in Shareholders' Deficit - USD ($)		Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 21,308,969	$ (24,703,789)	$ (125,689)	$ 13,478	$ (3,507,031)
Balance, shares at Dec. 31, 2022	[1]	1,009,589
Net loss			(10,039,481)		3,377	(10,036,104)
Issuance of ordinary shares through private placements		$ 790,000				790,000
Issuance of ordinary shares through private placements, shares	[1]	39,500
Issuance of ordinary shares upon conversion of convertible notes		$ 1,424,304				1,424,304
Issuance of ordinary shares upon conversion of convertible notes, shares	[1]	49,455
Issuance of ordinary shares upon settlement of debts		$ 1,538,914				1,538,914
Issuance of ordinary shares upon settlement of debts, shares	[1]	52,832
Issuance of ordinary shares upon settlement of prepaid forward contracts		$ 2,368,000				2,368,000
Issuance of ordinary shares upon settlement of prepaid forward contracts, shares	[1]	80,000
Foreign currency translation adjustments				(59,779)	(240)	(60,019)
Balance at Dec. 31, 2023		$ 27,430,187	(34,743,270)	(185,468)	16,615	(7,481,936)
Balance, shares at Dec. 31, 2023	[1]	1,231,376
Net loss			(15,357,156)		(34,287)	(15,391,443)
Issuance of ordinary shares through private placements		$ 50,000				50,000
Issuance of ordinary shares through private placements, shares	[1]	2,500
Issuance of ordinary shares upon conversion of convertible notes		$ 3,613,125				3,613,125
Issuance of ordinary shares upon conversion of convertible notes, shares	[1]	145,438
Issuance of ordinary shares upon settlement of debts		$ 1,713,587				1,713,587
Issuance of ordinary shares upon settlement of debts, shares	[1]	49,768
Foreign currency translation adjustments				(74,064)	(1,337)	(75,401)
Issuance of ordinary shares in assets acquisition		$ 15,000,000				15,000,000
Issuance of ordinary shares in assets acquisition, shares	[1]	428,571
Balance at Dec. 31, 2024		$ 47,806,899	(50,100,426)	(259,532)	(19,009)	(2,572,068)
Balance, shares at Dec. 31, 2024	[1]	1,857,653
Net loss			(2,772,762)		5,052	(2,767,710)
Issuance of ordinary shares upon conversion of convertible notes		$ 1,022,329				1,022,329
Issuance of ordinary shares upon conversion of convertible notes, shares	[1]	32,722
Foreign currency translation adjustments				48,547	1,380	49,927
Balance at Dec. 31, 2025		$ 48,829,228	$ (52,873,188)	$ (210,985)	$ (12,577)	$ (4,267,522)
Balance, shares at Dec. 31, 2025	[1]	1,890,375

[1]	Giving retroactive effect to the 1-for-20 reverse stock split effected on March 23, 2026